STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the warrant activity for the nine months ended September 30, 2024 and 2023.

	Warrant for	Weighted	Remaining Contractual	Aggregate
	Common	Average	Term	Intrinsic
	Shares	Exercise Price	(Years)	Value
Warrants Outstanding as of December 31, 2023	4,549,375	$11.5	5.03	$-
Warrants Vested and exercisable at December 31, 2023	4,549,375	$11.5	5.03	$-
Granted	-	-
Exercised	-	-
Forfeited, cancelled, expired	(5)	-
Warrants Outstanding as of September 30, 2024	4,549,370	$11.5	4.28	$-
Warrants Vested and exercisable at September 30, 2024	4,549,370	$11.5	4.28	$-

	Warrant for	Weighted	Remaining Contractual	Aggregate
	Common	Average	Term	Intrinsic
	Shares	Exercise Price	(Years)	Value
Warrants Outstanding as of December 31, 2022	4,549,375	$11.5	6.03	$-
Warrants Vested and exercisable at December 31, 2022	4,549,375	$11.5	6.03	$-
Granted	-	-
Exercised	-	-
Forfeited, cancelled, expired	-	-
Warrants Outstanding as of September 30, 2023	4,549,375	$11.5	5.28	$-
Warrants Vested and exercisable at September 30, 2023	4,549,375	$11.5	5.28	$-